Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepayments And Other Current Assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2023	2024
Deductible input value-added tax	1,521,488	2,221,048
Prepayments (i)	395,022	383,826
Deposits (ii)	125,451	101,590
Receivables from third party online payment service providers	36,939	50,384
Finance lease receivables, current portion, net (Note 18)	11,100	11,388
Others	399,339	367,076

Total	2,489,339	3,135,312